Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Schedule of revenue from contracts with customers
	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Revenue from contracts with customers
Hardware sales
Government
-Video IoT	$14,409	$5,992	$2,961
-Security Convergence	283,755	3,630	4,681
Non-Government
-Video IoT	1,049,628	3,816,489	6,298,043
-Security Convergence	4,188,370	1,054,116	597,288
Software sales
Government
-Video IoT	109,322	-	-
-Security Convergence	138,421	70,413	-
Non-Government
-Video IoT	1,715,532	16,063,123	16,680,260
-Security Convergence	2,623,567	5,319,077	1,351,701
Service revenue
Government
-Video IoT	4,323,111	7,842,465	10,882,416
-Security Convergence	5,330,279	5,356,881	6,476,225
Non-Government
-Video IoT	2,486,385	2,459,435	2,644,478
-Security Convergence	146,029	251,242	474,536
	$22,408,808	$42,242,863	$45,412,589

Schedule of revenue from the transfer of goods and services
Year ended December 31, 2022	Hardware	Software	Service	Total
Total segment revenue	$5,690,577	$4,586,842	$13,107,708	$23,385,127
Inter-segment revenue	(154,415)	-	(821,904)	(976,319)
Revenue from external
customer contracts	$5,536,162	$4,586,842	$12,285,804	$22,408,808
Timing of revenue recognition
At a point in time	$5,536,162	$4,586,842	$-	$10,123,004
Over time	-	-	12,285,804	12,285,804
	$5,536,162	$4,586,842	$12,285,804	$22,408,808

Year ended December 31, 2021	Hardware	Software	Service	Total
Total segment revenue	$5,236,331	$22,654,095	$15,933,436	$43,823,862
Inter-segment revenue	(356,104)	(1,201,482)	(23,413)	(1,580,999)
Revenue from external customer contracts	$4,880,227	$21,452,613	$15,910,023	$42,242,863
Timing of revenue recognition
At a point in time	$4,880,227	$21,452,613	$-	$26,332,840
Over time	-	-	15,910,023	15,910,023
	$4,880,227	$21,452,613	$15,910,023	$42,242,863

Year ended December 31, 2020	Hardware	Software	Service	Total
Total segment revenue	$7,129,051	$19,302,195	$20,477,655	$46,908,901
Inter-segment revenue	(226,078)	(1,270,234)	-	(1,496,312)
Revenue from external customer contracts	$6,902,973	$18,031,961	$20,477,655	$45,412,589
Timing of revenue recognition
At a point in time	$6,902,973	$18,031,961	$-	$24,934,934
Over time	-	-	20,477,655	20,477,655
	$6,902,973	$18,031,961	$20,477,655	$45,412,589

Schedule of revenue-related contract assets and liabilities
	December 31, 2022	December 31, 2021
Contract assets:
Contract assets relating to service contracts	$725,441	$1,639,893
Contract liabilities:
Contract liabilities relating to service contracts	$58,475	$20,194

Schedule of revenue recognized that was included in the contract liability balance
	Year ended December 31, 2022	Year ended December 31, 2021
Revenue recognised that was included in the contract liability balance at the beginning of the year
Service revenue	$20,194	$-